Overseas SMA Completion Portfolio
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Overseas SMA Completion Portfolio, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.8%
Issuer	Shares	Value ($)
Australia 4.9%
Northern Star Resources Ltd.	27,471	262,629
China 1.5%
Guangdong Investment Ltd.	138,000	78,216
Finland 2.6%
UPM-Kymmene OYJ	3,647	139,414
France 4.2%
Eiffage SA	1,312	145,160
Worldline SA(a)	5,817	77,755
Total		222,915
Germany 4.7%
Duerr AG	3,298	84,722
E.ON SE	5,524	73,978
KION Group AG	1,934	91,495
Total		250,195
Greece 3.6%
Piraeus Financial Holdings SA(a)	49,198	193,277
Hong Kong 1.4%
WH Group Ltd.	111,000	75,642
Ireland 1.2%
Bank of Ireland Group PLC	5,588	64,223
Israel 3.3%
Bank Hapoalim BM	12,317	113,306
Bezeq Israeli Telecommunication Corp., Ltd.	53,851	65,066
Total		178,372
Japan 33.5%
Dai-ichi Life Holdings, Inc.	7,200	193,723
Daiwabo Holdings Co., Ltd.	9,600	169,838
Kinden Corp.	5,500	117,163
Macnica Holdings, Inc.	3,600	148,073
MatsukiyoCocokara & Co.	8,000	113,104
Mebuki Financial Group, Inc.	39,600	159,140
Sankyo Co., Ltd.	20,200	196,956
Sanwa Holdings Corp.	5,800	107,975
Shimamura Co., Ltd.	4,100	196,398
Common Stocks (continued)
Issuer	Shares	Value ($)
Ship Healthcare Holdings, Inc.	5,500	80,939
Sundrug Co., Ltd.	2,100	53,415
Takuma Co., Ltd.	3,800	41,748
TOPPAN Holdings, Inc.	8,100	209,812
Total		1,788,284
Netherlands 5.1%
ASR Nederland NV	5,642	273,064
Norway 2.6%
Leroy Seafood Group ASA	31,950	140,082
Singapore 6.5%
BW LPG Ltd.	8,020	166,111
Venture Corp., Ltd.	17,200	178,972
Total		345,083
South Africa 0.7%
Impala Platinum Holdings Ltd.	6,941	35,756
South Korea 0.9%
Youngone Corp.	2,017	49,538
United Kingdom 17.2%
BT Group PLC	99,658	166,851
Crest Nicholson Holdings PLC	7,485	22,824
DCC PLC	3,256	237,782
JD Sports Fashion PLC	83,236	136,805
John Wood Group PLC(a)	9,639	21,891
Just Group PLC	115,135	153,348
TP Icap Group PLC	63,177	176,302
Total		915,803
United States 2.9%
Diversified Energy Co. PLC	7,022	106,208
Insmed, Inc.(a)	786	43,269
Sage Therapeutics, Inc.(a)	259	2,877
Total		152,354
Total Common Stocks (Cost $4,553,115)		5,164,847

Overseas SMA Completion Portfolio  | 2024

Portfolio of Investments  (continued)
Overseas SMA Completion Portfolio, May 31, 2024 (Unaudited)
Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	145,460	145,431
Total Money Market Funds (Cost $145,416)		145,431
Total Investments in Securities (Cost $4,698,531)		5,310,278
Other Assets & Liabilities, Net		27,898
Net Assets		$5,338,176
At May 31, 2024, securities and/or cash totaling $3,723 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	1	06/2024	USD	118,510	728	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	106,880	2,291,753	(2,253,197)	(5)	145,431	20	4,505	145,460
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Overseas SMA Completion Portfolio  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT307_08_P01_(07/24)